Shareholder Report, Average Annual Return (Details)	12 Months Ended	22 Months Ended	60 Months Ended	117 Months Ended	120 Months Ended
	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026
C000252104
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Palmer Square CLO Senior Debt ETF
C000249932
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Palmer Square Credit Opportunities ETF
C000264228
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Palmer Square Income Plus Fund
Average Annual Return, Percent	4.26%		4.37%		4.35%
C000264227
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Palmer Square Income Plus Fund
Average Annual Return, Percent	4.46%		4.53%		4.51%
C000264229
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Palmer Square Ultra-Short Duration Investment Grade Fund
Average Annual Return, Percent	4.17%		3.55%	2.67%
Without Sales Load [Member] | C000252104
Average Annual Return [Line Items]
Average Annual Return, Percent	5.36%	5.75%
Without Sales Load [Member] | C000249932
Average Annual Return [Line Items]
Average Annual Return, Percent	5.25%	6.14%
Palmer Square CLO Senior Debt Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Palmer Square CLO Senior Debt Index
Average Annual Return, Percent	5.35%	5.72%
Bloomberg U.S. Corporate 1-3 Year Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Corporate 1-3 Year Index
Average Annual Return, Percent	3.85%	4.18%
Bloomberg U.S. Corporate 1-3 Year Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Corporate 1-3 Year Index
Average Annual Return, Percent	3.85%		2.76%		2.66%
Bloomberg U.S. Corporate 1-3 Year Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Corporate 1-3 Year Index
Average Annual Return, Percent	3.85%		2.76%		2.66%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	3.79%	2.34%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	3.79%	2.34%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	3.79%		0.08%		1.54%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	3.79%		0.08%		1.54%
ICE BofA 3-Month U.S. Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 3-Month U.S. Treasury Bill Index
Average Annual Return, Percent	3.84%		3.52%	2.39%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	3.79%		0.08%	1.59%